SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flow Statement [Abstract]
Interest paid	$ 954	$ 678	$ 554
Income taxes paid	417	318	292
Changes In Non-cash Working Capital [Abstract]
Accounts receivable	140	(85)	(61)
Accounts payable and other	(53)	91	234
Changes in non-cash working capital, net	$ 87	$ 6	$ 173